Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	$ 97,564	$ 106,997
Current interest-bearing loans and borrowings	5,410	4,584
Interest-bearing loans and borrowings	102,974	111,581
Bank overdrafts	68	114
Cash and cash equivalents	(7,238)	(7,074)	[1]	$ (10,472)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(146)	(268)
Debt securities (included within Investment securities)	(117)	(111)
Net debt	$ 95,542	$ 104,242

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.